UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY	10017
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U. S. Short-Term Government Income Fund (USY)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—55.8%
Federal Home Loan Bank
2.88%, 6/16/09	$800,000	$800,917
3.35%, 7/09/09	200,000	200,635
Federal Home Loan Mortgage Corp.
5.00%, 6/11/09	1,025,000	1,026,356
4.25%, 7/15/09	500,000	502,264
4.38%, 7/30/09	1,500,000	1,509,369
2.88%, 11/23/10	750,000	772,374
1.27%, 4/01/11**	400,000	401,608
Federal National Mortgage Association
6.38%, 6/15/09	1,000,000	1,002,472
2.88%, 10/12/10	750,000	762,297

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $6,999,481)		6,978,292

CORPORATE BONDS—16.2%
Banks—16.2%
Goldman Sachs Group, Inc. 1.38%, 3/15/11**(a)	500,000	502,859
KeyCorp 2.65%, 12/15/10**(a)	500,000	506,442
Morgan Stanley 1.84%, 3/04/11**(a)	500,000	503,877
Regions Bank 1.94%, 12/10/10**(a)	500,000	505,579

TOTAL CORPORATE BONDS (Cost: $2,018,141)		2,018,757

COMMERCIAL PAPER—9.6%
Banks—5.6%
Bank of America Corp. TLGP 0.47%, 6/05/09*	500,000	499,979
Citigroup Funding, Inc. TLGP 0.27%, 7/07/09*	200,000	199,945

Total Banks		699,924

Financials—4.0%
GE Capital TLGP
0.40%, 6/03/09*	500,000	499,988

TOTAL COMMERCIAL PAPER (Cost: $1,199,909)		1,199,912

TIME DEPOSITS—2.4%
Banks—2.4%
Citibank 0.32%, 6/01/09 (Cost: $300,089)	300,089	300,089

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $18,708)	18,708	18,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree U. S. Short-Term Government Income Fund (USY)

May 31, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—15.0%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09, 0.12% due 6/01/09
Proceeds at maturity—$1,870,223 (Fully collateralized by U. S. Treasury Notes, 5.00% due
8/15/11; Market value—$1,907,705) (Cost: $1,870,204)	$1,870,204	$1,870,204

TOTAL INVESTMENTS IN SECURITIES—99.1% (Cost: $12,406,532)(c)		12,385,962
Other Assets in Excess of Liabilities—0.9%		106,964

NET ASSETS—100.0%		$12,492,926

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—45.6%
Federal Home Loan Bank
5.13%, 6/04/09	$500,000	$500,247
5.38%, 7/17/09	2,340,000	2,354,775
Federal Home Loan Mortgage Corp.
0.20%, 6/19/09*	300,000	299,968
0.20%, 6/22/09*	225,000	224,973
0.18%, 7/13/09*	3,000,000	2,999,524
4.25%, 7/15/09	10,278,000	10,324,547
0.17%, 7/20/09*	2,500,000	2,499,574
0.16%, 7/27/09*	500,000	499,903
0.20%, 8/03/09*	550,000	549,870
0.17%, 8/17/09*	2,334,000	2,333,325
1.27%, 4/01/11**	800,000	803,217
Federal National Mortgage Association
6.38%, 6/15/09	900,000	902,224
0.20%, 7/06/09*	720,000	719,856
5.13%, 7/13/09	1,500,000	1,508,215
0.18%, 7/29/09*	3,545,000	3,544,366
0.19%, 7/30/09*	3,000,000	2,999,445
0.17%, 8/03/09*	3,210,000	3,209,242
0.17%, 8/14/09*	2,200,000	2,199,391
5.38%, 8/15/09	200,000	202,106
0.20%, 8/17/09*	700,000	699,798
0.18%, 8/26/09*	2,200,000	2,199,292

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $41,578,971)		41,573,858

CORPORATE BONDS—13.9%
Banks—6.5%
Bank of America NA 1.36%, 9/13/10**(a)	1,000,000	1,001,199
KeyCorp 1.97%, 12/15/10**(a)	800,000	810,307
Regions Bank 1.30%, 12/10/10**(a)	2,100,000	2,123,431
Union Bank NA 1.40%, 3/16/11**(a)	2,000,000	2,008,634

Total Banks		5,943,571

Financials—7.4%
General Electric Capital Corp. 0.73%, 3/11/11**(a)	1,500,000	1,504,793
Goldman Sachs Group, Inc. 1.15%, 12/03/10**(a)	2,000,000	2,020,312
1.38%, 3/15/11**(a)	1,200,000	1,206,862
JPMorgan Chase & Co. 0.74%, 2/23/11**(a)	1,000,000	1,002,619
Morgan Stanley 1.22%, 3/04/11**(a)	1,000,000	1,007,754

Total Financials		6,742,340

TOTAL CORPORATE BONDS (Cost: $12,666,758)		12,685,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

May 31, 2009

Investments	Principal Amount	Value
COMMERCIAL PAPER—7.7%
Banks—4.7%
Bank of America Corp. TLGP 0.21%, 6/29/09*	$1,000,000	$999,777
Citigroup Funding, Inc. TLGP 0.27%, 7/07/09*	3,300,000	3,299,084

Total Banks		4,298,861

Financials—3.0%
GE Capital TLGP 0.53%, 7/02/09*	1,200,000	1,199,729
0.23%, 8/19/09*	1,500,000	1,499,400

Total Financials		2,699,129

TOTAL COMMERCIAL PAPER (Cost: $6,997,641)		6,997,990

TIME DEPOSITS—4.4%
Banks—4.4%
Citibank 0.32%, 6/01/09	2,000,591	2,000,591
0.30%, 6/15/09	2,000,840	2,000,840

TOTAL TIME DEPOSITS (Cost: $4,001,431)		4,001,431

REPURCHASE AGREEMENT—20.0% Citigroup, Inc. tri-party repurchase agreement dated 5/29/09; 0.12% due 6/01/09; Proceeds at maturity—$18,180,812 (Fully collateralized by U. S. Treasury Notes, 3.375% due 11/30/12; Market value—$18,544,275) (Cost: $18,180,631)	18,180,631	18,180,631

TOTAL INVESTMENTS IN SECURITIES—91.6% (Cost: $83,425,432)(b)		83,439,821
Cash and Other Assets in Excess of Liabilities—8.4%		7,698,408

NET ASSETS—100.0%		$91,138,229

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—42.2%
Federal Home Loan Mortgage Corp.
5.00%, 6/11/09	$900,000	$901,191
0.20%, 6/19/09*	389,000	388,959
0.20%, 6/22/09*	223,000	222,973
0.19%, 7/13/09*	3,000,000	2,999,524
4.25%, 7/15/09	5,000,000	5,022,644
0.17%, 7/20/09*	2,500,000	2,499,574
0.20%, 8/03/09*	200,000	199,953
0.18%, 8/10/09*	5,000,000	4,998,685
0.17%, 8/17/09*	980,000	979,717
0.19%, 8/24/09*	400,000	399,874
1.27%, 4/01/11**	3,900,000	3,915,682
Federal National Mortgage Association
6.38%, 6/15/09	4,856,000	4,868,002
0.20%, 7/06/09*	725,000	724,855
0.16%, 7/08/09*	5,500,000	5,499,071
5.13%, 7/13/09	2,725,000	2,739,923
0.18%, 7/29/09*	1,600,000	1,599,714
0.19%, 7/30/09*	1,000,000	999,815
0.19%, 8/03/09*	500,000	499,882
0.18%, 8/05/09*	470,000	469,885
5.38%, 8/15/09	185,000	186,948
0.19%, 8/17/09*	250,000	249,928
0.18%, 8/19/09*	2,500,000	2,499,260

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $42,906,702)		42,866,059

CORPORATE BONDS—15.0%
Banks—5.8%
Bank of America NA
1.10%, 7/29/10**(a)	2,200,000	2,200,922
Citigroup Funding, Inc.
1.14%, 7/30/10**(a)	500,000	502,184
KeyCorp
1.97%, 12/15/10**(a)	1,200,000	1,215,461
Union Bank NA
1.40%, 3/16/11**(a)	2,000,000	2,008,634

Total Banks		5,927,201

Financials—9.2%
Goldman Sachs Group, Inc.
1.15%, 12/03/10**(a)	1,327,000	1,340,477
1.38%, 3/15/11**(a)	3,000,000	3,017,154
JPMorgan Chase & Co.
1.16%, 12/02/10**(a)	920,000	927,810
0.74%, 2/23/11**(a)	2,000,000	2,005,238
Morgan Stanley NA
1.22%, 3/04/11**(a)	2,000,000	2,015,508

Total Financials		9,306,187

TOTAL CORPORATE BONDS (Cost: $15,210,551)		15,233,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

May 31, 2009

Investments	Principal Amount	Value
COMMERCIAL PAPER—11.8%
Banks—8.4%
Bank of America Corp. TLGP 0.21%, 6/29/09*	$4,000,000	$3,999,106
Citigroup Funding, Inc. TLGP 0.27%, 7/07/09*	4,500,000	4,498,751

Total Banks		8,497,857

Financials—3.4%
GE Capital TLGP
0.55%, 6/26/09*	1,500,000	1,499,719
0.63%, 7/27/09*	1,300,000	1,299,757
0.23%, 8/19/09*	700,000	699,720

Total Financials		3,499,196

TOTAL COMMERCIAL PAPER (Cost: $11,995,931)		11,997,053

TIME DEPOSITS—5.5%
Banks—5.5%
Citibank
0.32%, 6/01/09	2,800,828	2,800,828
0.30%, 6/15/09	2,801,176	2,801,176

TOTAL TIME DEPOSITS (Cost: $5,602,004)		5,602,004

MONEY MARKET FUND—1.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $1,757,074)	1,757,074	1,757,074

REPURCHASE AGREEMENT—25.9%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09, 0.12% due 6/01/09 Proceeds at maturity—$26,264,333 (Fully collateralized by U. S. Treasury Notes, 3.375% due 11/30/12; Market value—$26,789,384) (Cost: $26,264,070)	26,264,070	26,264,070

TOTAL INVESTMENTS IN SECURITIES—102.1% (Cost: $103,736,332)(c)		103,719,648
Liabilities in Excess of Other Assets—(2.1)%		(2,121,814)

NET ASSETS—100.0%		$101,597,834

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—79.6%
Federal Home Loan Mortgage Corp.
0.20%, 6/19/09*	$300,000	$299,968
0.20%, 6/22/09*	200,000	199,976
0.17%, 6/29/09*	385,000	384,948
0.19%, 7/13/09*	1,050,000	1,049,833
4.25%, 7/15/09	991,000	995,488
0.19%, 7/27/09*	1,515,000	1,514,706
0.22%, 8/03/09*	1,167,000	1,166,725
0.23%, 8/10/09*	305,000	304,920
0.21%, 8/17/09*	734,000	733,788
0.19%, 8/24/09*	1,500,000	1,499,527
1.35%, 3/09/11**	300,000	301,158
Federal National Mortgage Association
0.18%, 7/01/09*	250,000	249,962
0.20%, 7/02/09*	340,000	339,940
0.20%, 7/06/09*	415,000	414,917
5.13%, 7/13/09	900,000	905,130
0.20%, 7/29/09*	300,000	299,946
0.18%, 8/05/09*	1,550,000	1,549,621
5.38%, 8/15/09	940,000	949,900
0.19%, 8/17/09*	1,150,000	1,149,668
1.04%, 5/13/11**	500,000	500,323

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $14,809,187)		14,810,444

CORPORATE BONDS—6.6%
Banks—2.3%
Citigroup Funding, Inc. 0.94%, 5/05/11**(a)	300,000	300,515
Union Bank NA 1.40%, 3/16/11**(a)	115,000	115,497

Total Banks		416,012

Financials—4.3%
Goldman Sachs Group, Inc. 1.38%, 3/15/11**(a)	400,000	402,287
JPMorgan Chase & Co. 1.36%, 4/01/11**(a)	400,000	402,790

Total Financials		805,077

TOTAL CORPORATE BONDS (Cost: $1,222,235)		1,221,089

COMMERCIAL PAPER—0.6%
Banks—0.6%
Citigroup Funding, Inc. TLGP 0.27%, 7/07/09* (Cost: $99,973)	100,000	99,972

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $18,972)	18,972	18,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

May 31, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—11.2%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09; 0.12% due 6/01/09; Proceeds at maturity—$2,090,096 (Fully collateralized by U. S. Treasury Notes, 5.00% due 8/15/11; Market value—$2,131,888) (Cost: $2,090,075)	$2,090,075	$2,090,075

TOTAL INVESTMENTS IN SECURITIES—98.1% (Cost: $18,240,442)(c)		18,240,552
Other Assets in Excess of Liabilities—1.9%		360,129

NET ASSETS—100.0%		$18,600,681

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

May 31, 2009

Investments	Principal Amount	Value
TIME DEPOSITS—51.7%
Banks—51.7%
Citibank 0.65%, 6/05/09	1,144,913 EUR	$1,620,567
Royal Bank of Scotland PLC 0.70%, 6/05/09	1,081,676 EUR	1,531,058
UBS AG 0.60%, 6/05/09	1,112,944 EUR	1,575,317

TOTAL TIME DEPOSITS (Cost: $4,651,801)		4,726,942

FOREIGN GOVERNMENT OBLIGATIONS—47.4%
Sovereign—47.4%
Belgium Treasury Bill 0.68%, 6/18/09*	1,037,000 EUR	1,467,339
Buoni Ordinari Del Tes Treasury Bill 0.66%, 6/15/09*	844,000 EUR	1,194,324
Dutch Treasury Certificate 0.72%, 6/30/09*	999,000 EUR	1,413,211
French Treasury Bill 0.64%, 6/25/09*	189,000 EUR	267,406

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,215,000)		4,342,280

TOTAL INVESTMENTS IN SECURITIES—99.1% (Cost: $8,866,801)(a)		9,069,222
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.9%		81,531

NET ASSETS—100.0%		$9,150,753

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR—Euro

*	Interest rate shown reflects the discount rate at the time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—65.0%
Federal Home Loan Mortgage Corp.
0.19%, 7/13/09*	$700,000	$699,889
4.25%, 7/15/09	1,000,000	1,004,529
0.17%, 7/20/09*	400,000	399,932
0.17%, 7/24/09*	600,000	599,900
0.23%, 8/10/09*	165,000	164,957
0.21%, 8/17/09*	100,000	99,971
0.19%, 8/24/09*	250,000	249,921
1.27%, 4/01/11**	1,400,000	1,405,629
Federal National Mortgage Association
6.38%, 6/15/09	400,000	400,989
5.13%, 7/13/09	300,000	301,643
0.18%, 8/05/09*	250,000	249,939
5.38%, 8/15/09	65,000	65,684
0.18%, 8/17/09*	700,000	699,798

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $6,344,499)		6,342,781

CORPORATE BONDS—5.2%
Banks—1.1%
Union Bank NA 1.40%, 3/16/11**(a)	100,000	100,432

Financials—4.1%
Goldman Sachs Group, Inc. 1.38%, 3/15/11**(a)	400,000	402,287

TOTAL CORPORATE BONDS (Cost: $501,960)		502,719

TIME DEPOSITS—4.1%
Banks—4.1%
Citibank
0.32%, 6/01/09	200,059	200,059
0.30%, 6/15/09	200,084	200,084

TOTAL TIME DEPOSITS (Cost: $400,143)		400,143

COMMERCIAL PAPER—8.4%
Banks—8.4%
Bank of America Corp. TLGP
0.45%, 6/03/09*	425,000	424,990
Citigroup Funding, Inc. TLGP
0.27%, 7/07/09*	400,000	399,889

TOTAL COMMERICAL PAPER (Cost: $824,882)		824,879

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $9,225)	9,225	9,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

May 31, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—13.2%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09, 0.12% due 6/01/09; Proceeds at maturity—$1,290,325 (Fully collateralized by U. S. Treasury Notes, 5.00% due 8/15/11; Market value—$1,316,156) (Cost: $1,290,312)	$1,290,312	$1,290,312

TOTAL INVESTMENTS IN SECURITIES—96.0% (Cost: $9,371,021)(c)		9,370,059
Cash and Other Assets in Excess of Liabilities—4.0%		394,316

NET ASSETS—100.0%		$9,764,375

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

May 31, 2009

Investments	Principal Amount		Value
TIME DEPOSITS—57.2%
Banks—57.2%
Citibank 0.04%, 6/05/09	180,022,533	JPY	$1,885,941
Mizuho Intermational PLC 0.05%, 6/05/09	180,034,149	JPY	1,886,063
UBS AG 0.18%, 6/05/09	240,081,632	JPY	2,515,129

TOTAL TIME DEPOSITS (Cost: $6,308,612)			6,287,133

FOREIGN GOVERNMENT OBLIGATIONS—9.5%
Sovereign—9.5%
Japan Treasury Bill, Series 12 0.26%, 6/22/09* (Cost: $1,021,663)	100,000,000	JPY	1,047,513

CORPORATE BONDS—9.5%
Banks—9.5%
Alliance & Leicester PLC** 0.59%, 8/07/09	40,000,000	JPY	417,623
Inter-American Development Bank 1.90%, 7/08/09	60,000,000	JPY	629,338

TOTAL CORPORATE BONDS (Cost: $1,058,110)			1,046,961

REPURCHASE AGREEMENT—23.4%
Repurchase agreement dated 5/29/09, 0.10% due 6/01/09 with Royal Bank of Scotland; Proceeds at maturity—245,076,616 JPY (Fully collateralized by Japan Treasury Bill, Series 12, 0.26% due 6/22/09; Japan Government Bond, Series 232, 1.20% due 6/20/09; Market value— $3,608,285) (Cost: $2,567,436)	245,074,574	JPY	2,567,436

TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost: $10,955,821)(a)			10,949,043
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.4%			43,051

NET ASSETS—100.0%			$10,992,094

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY—Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—60.1%
Federal Home Loan Mortgage Corp.
0.19%, 7/13/09*	$300,000	$299,952
4.25%, 7/15/09	500,000	502,264
0.16%, 7/27/09*	500,000	499,903
0.20%, 8/03/09*	100,000	99,976
0.17%, 8/17/09*	720,000	719,792
0.19%, 8/24/09*	400,000	399,874
1.27%, 4/01/11**	900,000	903,619
Federal National Mortgage Association
0.18%, 7/29/09*	600,000	599,893
0.19%, 7/30/09*	500,000	499,908
0.19%, 8/03/09*	500,000	499,882
0.18%, 8/05/09*	480,000	479,883
0.19%, 8/17/09*	400,000	399,884
0.18%, 8/19/09*	700,000	699,793

TOTAL U. S. GOVERNMENT AGENCIES
(Cost: $6,603,462)		6,604,623

COMMERCIAL PAPER—6.4%
Banks—1.8%
Citigroup Funding, Inc. TLGP
0.27%, 7/07/09*	200,000	199,944

Financials—4.6%
GE Capital TLGP
0.23%, 8/19/09*	500,000	499,800

TOTAL COMMERCIAL PAPER
(Cost: $699,693)		699,744

CORPORATE BONDS—2.7%
Banks—0.9%
Union Bank NA
1.40%, 3/16/11**(a)	100,000	100,432

Financials—1.8%
Goldman Sachs Group, Inc.
1.38%, 3/15/11**(a)	200,000	201,143

TOTAL CORPORATE BONDS
(Cost: $301,227)		301,575

TIME DEPOSITS—1.8%
Banks—1.8%
Citibank
0.32%, 6/01/09	100,030	100,030
0.30%, 6/15/09	100,042	100,042

TOTAL TIME DEPOSITS
(Cost: $200,072)		200,072

MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $10,252)	10,252	10,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

May 31, 2009

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—18.6%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09; 0.12% due 6/01/09; Proceeds at maturity—$2,050,287 (Fully collateralized by U. S. Treasury Notes, 5.00% due 8/15/11; Market value—$2,091,278) (Cost: $2,050,267)	$2,050,267	$2,050,267

TOTAL INVESTMENTS IN SECURITIES—89.7%
(Cost: $9,864,973)(c)		9,866,533
Other Assets in Excess of Liabilities—10.3%		1,130,599

NET ASSETS—100.0%		$10,997,132

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

May 31, 2009

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES—63.3%
Federal Home Loan Mortgage Corp.
0.20%, 6/19/09*	$130,000	$129,986
0.20%, 6/22/09*	140,000	139,983
0.19%, 7/13/09*	250,000	249,961
4.25%, 7/15/09	250,000	251,132
0.19%, 8/24/09*	200,000	199,937
1.27%, 4/01/11**	100,000	100,402
Federal National Mortgage Association
6.38%, 6/15/09	200,000	200,494
0.20%, 7/06/09*	140,000	139,972
0.18%, 8/05/09*	100,000	99,976
0.19%, 8/17/09*	100,000	99,971

TOTAL U. S. GOVERNMENT AGENCIES (Cost: $1,613,660)		1,611,814

CORPORATE BONDS—12.9%
Banks—4.0%
Union Bank NA 1.40%, 3/16/11**(a)	100,000	100,432

Financials—8.9%
Goldman Sachs Group, Inc. 0.71%, 3/15/11**(a)	100,000	100,572
Morgan Stanley 1.22%, 3/04/11	125,000	125,969

Total Financials		226.541

TOTAL CORPORATE BONDS (Cost: $327,218)		326,973

COMMERCIAL PAPER—3.9%
Banks—3.9%
Citigroup Funding TLGP 0.27%, 7/07/09* (Cost: $99,973)	100,000	99,972

MONEY MARKET FUND—0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $8,076)	8,076	8,076

REPURCHASE AGREEMENT—14.3%
Citigroup, Inc. tri-party repurchase agreement dated 5/29/09; 0.12% due 6/01/09; Proceeds at maturity—$365,059 (Fully collateralized by U. S. Treasury Notes, 5.00% due 8/15/11; Market value—$372,428) (Cost: $365,056)	365,056	365,056

TOTAL INVESTMENTS IN SECURITIES—94.7% (Cost: $2,413,983)(c)		2,411,891
Other Assets in Excess of Liabilities—5.3%		133,662

NET ASSETS—100.0%		$2,545,553

*	Interest rate shown reflects the discount rate at time of purchase.
**	Floating rate note. Coupon shown is in effect at May 31, 2009. Date represents the ultimate maturity date.
(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.
(b)	Rate shown represents annualized 7-day yield as of May 31, 2009.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of May 31, 2009, the Trust offered 51 investment funds. These notes relate only to the Schedule of Investments for the WisdomTree U.S. Short-Term Government Income Fund, formerly WisdomTree U.S. Current Income Fund (“U. S. Short-Term Government Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the U. S. Short-Term Government Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008 and the Emerging Currency Fund commenced operations on May 6, 2009.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is known, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

(b) Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended);

Notes to Schedule of Investments (unaudited)(continued)

(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of May 31, 2009 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Short-Term Government Income Fund	$—	$12,385,962	$—	$12,385,962
Brazilian Real Fund	—	83,439,821	—	83,439,821
Chinese Yuan Fund	—	103,719,648	—	103,719,648
Emerging Currency Fund	—	18,240,552	—	18,240,552
Euro Fund	—	9,069,222	—	9,069,222
Indian Rupee Fund	—	9,370,059	—	9,370,059
Japanese Yen Fund	—	10,949,043	—	10,949,043
New Zealand Dollar Fund	—	9,866,533	—	9,866,533
South African Rand Fund	—	2,411,891	—	2,411,891

(c) Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(d) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(e) Repurchase Agreements - Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(f) Forward Currency Contracts - Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward currency exchange contracts were open at May 31, 2009:

Fund Name	Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
Brazilian Real Fund	7/02/09	USD	84,540,926	BRL	173,579,429	$2,946,501
	7/02/09	USD	4,506,527	BRL	9,136,983	98,691

						$3,045,192

Chinese Yuan Fund	8/06/09	USD	5,092,031	CNY	34,666,547	$(6,759)
	8/06/09	USD	96,600,696	CNY	658,720,143	27,649

						$20,890

Emerging Currency Fund	7/02/09	USD	1,168,401	BRL	2,398,961	$40,722
	7/02/09	USD	192,632	BRL	394,896	6,403
	7/02/09	USD	192,538	BRL	394,896	6,497
	8/04/09	USD	181,818	BRL	397,408	16,953
	8/06/09	USD	181,818	CLP	104,381,817	4,727
	8/06/09	USD	368,442	CLP	209,422,414	5,825
	8/06/09	USD	369,026	CLP	209,422,414	5,241
	8/06/09	USD	188,158	CLP	104,804,108	(858)
	8/06/09	USD	187,095	CLP	104,314,762	(670)
	8/06/09	USD	186,496	CLP	104,805,194	806
	8/06/09	USD	186,486	CLP	104,805,194	815
	8/06/09	USD	181,818	CNY	1,233,909	(815)
	8/06/09	USD	364,982	CNY	2,477,790	(1,512)
	8/06/09	USD	365,025	CNY	2,477,790	(1,555)
	8/06/09	USD	182,519	CNY	1,243,500	(108)
	8/06/09	USD	182,104	CNY	1,239,580	(268)
	8/06/09	USD	182,768	CNY	1,245,379	(82)
	8/06/09	USD	182,848	CNY	1,245,379	(162)
	8/06/09	USD	181,818	ILS	754,909	11,176
	8/06/09	USD	370,864	ILS	1,514,943	16,434
	8/06/09	USD	370,819	ILS	1,514,943	16,479
	8/06/09	USD	182,352	ILS	758,702	11,612
	8/06/09	USD	188,005	ILS	755,829	5,224
	8/06/09	USD	191,708	ILS	760,333	2,672
	8/06/09	USD	191,715	ILS	760,333	2,665
	8/06/09	USD	181,818	INR	9,110,000	9,808
	8/06/09	USD	368,743	INR	18,241,709	14,966
	8/06/09	USD	368,594	INR	18,241,709	15,115
	8/06/09	USD	187,886	INR	9,112,482	3,792
	8/06/09	USD	191,538	INR	9,117,218	240
	8/06/09	USD	190,534	INR	9,107,510	1,040
	8/06/09	USD	190,534	INR	9,107,510	1,040
	8/06/09	USD	181,818	KRW	231,712,608	3,226
	8/06/09	USD	375,454	KRW	463,461,015	(5,337)
	8/06/09	USD	375,576	KRW	463,461,015	(5,458)
	8/06/09	USD	183,194	KRW	230,329,549	746
	8/06/09	USD	188,034	KRW	231,657,502	(3,033)
	8/06/09	USD	184,774	KRW	232,537,968	930
	8/06/09	USD	184,701	KRW	232,537,968	1,003
	8/06/09	USD	181,818	MXN	2,461,136	3,284
	8/06/09	USD	372,666	MXN	4,929,663	(1,907)
	8/06/09	USD	372,694	MXN	4,929,663	(1,935)
	8/06/09	USD	185,643	MXN	2,464,535	(286)
	8/06/09	USD	188,898	MXN	2,455,861	(4,193)
	8/06/09	USD	186,015	MXN	2,467,866	(407)
	8/06/09	USD	186,063	MXN	2,467,866	(455)
	8/06/09	USD	181,818	PLN	598,173	4,974
	8/06/09	USD	370,648	PLN	1,200,641	4,277
	8/06/09	USD	370,706	PLN	1,200,641	4,220
	8/06/09	USD	181,958	PLN	601,589	5,901
	8/06/09	USD	189,058	PLN	599,372	(1,892)
	8/06/09	USD	189,977	PLN	602,769	(1,750)
	8/06/09	USD	190,007	PLN	602,769	(1,780)
	8/06/09	USD	181,818	TRY	292,430	4,505
	8/06/09	USD	369,204	TRY	585,926	4,123
	8/06/09	USD	369,157	TRY	585,926	4,169
	8/06/09	USD	185,355	TRY	293,129	1,414
	8/06/09	USD	188,042	TRY	291,850	(2,088)
	8/06/09	USD	185,742	TRY	293,510	1,269
	8/06/09	USD	185,731	TRY	293,510	1,281
	8/06/09	USD	181,818	TWD	5,920,909	1,330
	8/06/09	USD	368,677	TWD	11,952,496	1,044
	8/06/09	USD	368,677	TWD	11,952,496	1,044
	8/06/09	USD	182,590	TWD	5,975,259	2,240
	8/06/09	USD	183,146	TWD	5,961,402	1,255
	8/06/09	USD	184,567	TWD	5,976,268	294
	8/06/09	USD	184,510	TWD	5,976,268	351
	8/06/09	USD	181,818	ZAR	1,543,627	7,909
	8/06/09	USD	361,828	ZAR	3,095,290	18,615
	8/06/09	USD	361,929	ZAR	3,095,290	18,513
	8/06/09	USD	170,073	ZAR	1,547,490	13,130
	8/06/09	USD	182,850	ZAR	1,541,377	6,601
	8/06/09	USD	184,534	ZAR	1,548,933	5,846
	8/06/09	USD	184,415	ZAR	1,548,933	5,964

						$293,159

Indian Rupee Fund	8/06/09	USD	9,346,714	INR	461,821,121	$367,563

New Zealand Dollar Fund	6/17/09	USD	1,711,071	NZD	3,394,983	$461,606
	6/17/09	USD	23,497	NZD	42,435	3,660
	6/17/09	USD	3,894,813	NZD	6,878,864	507,433
	6/17/09	USD	4,149,275	NZD	6,873,757	249,702

						$1,222,401

South African Rand Fund	8/06/09	USD	2,431,438	ZAR	20,785,389	$123,297

Currency Legend:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

ILS – Israeli shekel

INR – Indian rupee

KRW – Korean won

MXN – Mexican peso

PLN – Polish zloty

TRY – Turkish lira

TWD – Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Notes to Schedule of Investments (unaudited)(concluded)

(g) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3.	FEDERAL INCOME TAXES

At May 31, 2009, the cost of investments for Federal income tax purposes was substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Short-Term Government Income Fund	$12,406,532	$2,680	$(23,250)	$(20,570)
Brazilian Real Fund	83,425,432	25,418	(11,029)	14,389
Chinese Yuan Fund	103,736,332	34,633	(51,317)	(16,684)
Emerging Currency Fund	18,240,442	1,779	(1,669)	110
Euro Fund	8,866,801	202,421	—	202,421
Indian Rupee Fund	9,371,021	2,360	(3,322)	(962)
Japanese Yen Fund	10,955,821	25,850	(32,628)	(6,778)
New Zealand Dollar Fund	9,864,973	1,761	(201)	1,560
South African Rand Fund	2,413,983	357	(2,449)	(2,092)

4.	NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the implications of FAS 161 and its impact on the financial statements.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer of and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date:  July 30, 2009

By:	/s/ Amit Muni
Amit Muni Treasurer

Date:  July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Date:  July 30, 2009

By:	/s/ Amit Muni
Amit Muni Treasurer

Date:  July 30, 2009